Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: December 31, 2002
Check here if Amendment [x]; Amendment
Number: 28
This Amendment (Check only one):
[x] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD January 23, 2003





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
50
Form 13F Information Table Value Total:
$131,880
List of Other Included Managers:
NONE





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
Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting  Authority
                                                       Prn Amt            Call  Discretion  Managers  Sole  Shared None


Alfa Corp.              Com        015385107     207     17,200      SH          SOLE                 17,200
Baker Michael Corp      Com        057149106   3,160    288,587      SH          SOLE                288,587
Bostonfed Bancorp       Com        101178101     623     23,331      SH          SOLE                 23,331
Burlington Res Inc.     Com        122014103   1,262     29,580      SH          SOLE                 29,580
Chesapeake Utilities    Com        165303108     188     10,275      SH          SOLE                 10,275
CIT Group               Com        125581108   1,561     79,625      SH          SOLE                 79,625
Columbia Bankcorp       Com        197227101     264     12,000      SH          SOLE                 12,000
Dole Food Co.           Com        256605106     896     27,500      SH          SOLE                 27,500
EOG Res Inc.            Com        26875P101   1,857     46,522      SH          SOLE                 46,522
Emerson Elec Co.        Com        291011104   1,871     36,785      SH          SOLE                 36,785
Federal Signal          Com        313855108     493     25,400      SH          SOLE                 25,400
Griffon Corp.           Com        398433102   1,517    111,400      SH          SOLE                111,400
Insituform Tech         CLA        457667103   3,356    196,850      SH          SOLE                196,850
John Hancock Bk      SHBENINT      409735107   2,218    294,225      SH          SOLE                294,225
Lone Star Tech          Com        542312103     397     26,700      SH          SOLE                 26,700
Middleby                Com        596278101   6,002    566,200      SH          SOLE                566,200
Nabi Biopharmac         Com        629519109   4,916    792,950      SH          SOLE                792,950
NiSource Inc.           Com        65473P105   3,454    172,675      SH          SOLE                172,675
PartnerRe Holdings      Com        G6852T105   6,359    122,723      SH          SOLE                122,723
PFF Bancorp             Com        69331W104   1,288     41,200      SH          SOLE                 41,200
PPL Corporation         Com        69351T106   6,757    194,850      SH          SOLE                194,850
Pentair                 Com        709631105     346     10,000      SH          SOLE                 10,000
Provident Bankshares    Com        743859100     232     10,000      SH          SOLE                 10,000
Southern Finl Bancorp   Com        842870107     652     22,000      SH          SOLE                 22,000
SunTrust Bks            Com        867914103   2,654     46,625      SH          SOLE                 46,625
Tredegar Corp.          Com        894650100     429     28,600      SH          SOLE                 28,600
Urstadt Biddle Pptys    CLA        917286205     831     75,000      SH          SOLE                 75,000
Washington Mutual       Com        939322103   3,597    104,177      SH          SOLE                104,177
Waste Industries        Com        941057101   1,147    158,300      SH          SOLE                158,300
Yardville Nat'l         Com        985021104   1,230     71,350      SH          SOLE                 71,350
Adaptec            Note 4.75 2/0   00651FAC2   3,382  3,504,000      PRN         SOLE              3,504,000
Arbor Software     Note 4.5  3/1   038918AC2   7,077  7,209,000      PRN         SOLE              7,209,000
Atmel Corp.        SDCV      4/2   049513AC8     979  2,300,000      PRN         SOLE              2,300,000
Avaya              Note     10/3   053499AA7   1,606  3,980,000      PRN         SOLE              3,980,000
Calpine            Note 4.0 12/2   131347BA3     993  2,000,000      PRN         SOLE              2,000,000
Ciena Corp.        Note 3.75 2/0   171779AA9   2,207  3,122,000      PRN         SOLE              3,122,000
Citrix Systems     SDCV      3/2   177376AB6   2,580  6,000,000      PRN         SOLE              6,000,000
Corning            DBCV     11/0   219350AJ4   3,110  5,516,000      PRN         SOLE              5,516,000
Curagen Corp       SDCV 6.0  2/0   23126RAC5   5,517  8,782,000      PRN         SOLE              8,782,000
Healthsouth        SDCV 3.25 4/0   421924AF8   2,498  2,535,000      PRN         SOLE              2,535,000
Intergrated Proc.  Note 6.25 9/1   45812KAD0   2,619  2,574,000      PRN         SOLE              2,574,000
Networks Assocs    SDCV      2/1   640938AB2   5,104 10,360,000      PRN         SOLE             10,360,000
ONI Systems        Note 5.0 10/1   68273FAA1   5,040  5,646,000      PRN         SOLE              5,646,000
Quanta Svcs        Note 4.0  7/0   74762EAA0   4,524  8,166,000      PRN         SOLE              8,166,000
Sepracor           SDCV 7.0 12/1   817315AH7   8,847 10,637,000      PRN         SOLE             10,637,000
Shaw Group         Note      5/0   820280AC9   8,726 15,000,000      PRN         SOLE             15,000,000
Solectron Corp.    Note      5/0   834182AK3     162    269,000      PRN         SOLE                269,000
TranSwitch         Note 4.5  9/1   894065AB7   3,367  5,795,000      PRN         SOLE              5,795,000
Tyco International DBCV      2/1   902118AW8   1,898  2,500,000      PRN         SOLE              2,500,000
Vishay Inter Tech  Note      6/0   928298AD0   1,880  3,500,000      PRN         SOLE              3,500,000
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